Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets
	Estimated Useful	As of
	Life (In Years)	December 31, 2020	December 31, 2019
	(dollars in thousands)
Customer relationships	8	$4,234	$-
Tradename	10	3,500	-
Non-compete agreements	2	440	-
Technology	5	-	478
		8,174	478
Less: Accumulated amortization		(49)	(460)
Intangible assets, net		$8,125	18